Lease (Tables)	12 Months Ended
Dec. 31, 2023
Lessee Disclosure [Abstract]
Schedule of balances reported in the consolidated balance sheets related to the Group's leases

The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

	For the years ended December 31,
	2022	2023
	US$	US$
Operating lease right-of-use assets	13,960,092	9,067,885
Operating lease liabilities	13,880,156	8,911,017

Schedule of operating lease expenses and short-term lease expenses

The following table presents operating lease expenses and short-term lease expenses reported in the consolidated statements of comprehensive income (loss) related to the Group’s leases:

	For the years ended December 31,
	2022	2023
	US$	US$
Operating lease expenses	5,608,890	5,681,600
Short-term lease expenses	358,223	655,847

Summary of supplemental information related to operating leases

A summary of supplemental information related to operating leases is as follows:

	For the years ended December 31,
	2022	2023
	US$	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	5,801,369	6,357,265
Non-cash right-of-use assets in exchange for new lease obligations:
Operating leases	12,918,892	1,021,178
Weighted average remaining lease term:
Operating leases	4 years	4 years
Weighted average discount rate:
Operating leases	5.4%	5.3%

Summary of maturity analysis of the annual undiscounted cash flows

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31:

2023
US$
Years ending December 31:
2024	4,435,309
2025	2,045,315
2026	1,735,201
2027	1,049,676
2028	328,861
2029 and after	—
Total undiscounted operating lease payments	9,594,362
Less: imputed interest	(683,345)
Present value of operating lease liabilities	8,911,017